Right-of-Use Assets and Operating Lease Liabilities - Schedule of Carrying Amounts of Right-of-Use Assets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Carrying Amounts of Right-of-Use Assets [Abstract]
Office premise and warehouse	$ 657,331	$ 139,732
Less: Accumulated lease expense	(85,159)	(97,648)
ROU assets, net	$ 572,172	$ 42,084